Expenses by nature	12 Months Ended
Jun. 30, 2018
Expenses By Nature
Expenses by nature
20.	Expenses by nature

	Cost of products sold	Selling expenses	General and administrative expenses	Total

Depreciation and amortization	22,406	—	816	23,222
Personnel expenses	4,265	2,223	24,133	30,621
Expenses with service provider	53,014	—	4,279	57,293
Leasing	7,799	—	689	8,488
Cost of agricultural products	130,188	—	—	130,188
Freight and storage	—	7,731	—	7,731
Allowance for doubtful accounts	—	133	—	133
Maintenance, travel expenses and others	10,647	—	5,028	15,675
At June 30, 2018	228,319	10,087	34,945	273,351

Depreciation and amortization	14,326	—	701	15,027
Personnel expenses	4,579	1,058	21,199	26,836
Expenses with service provider	52,706	—	3,772	56,478
Leasing	11,089	—	728	11,817
Cost of agricultural products	50,024	—	—	50,024
Freight and storage	—	5,025	—	5,025
Allowance for doubtful accounts	—	516	—	516
Sale of farm	—	8	—	8
Maintenance, travel expenses and others	3,638	69	4,541	8,248
At June 30, 2017	136,362	6,676	30,941	173,979
Depreciation and amortization	21,211	—	746	21,957
Personnel expenses	7,320	—	19,135	26,455
Expenses with service providers	53,562	—	2,975	56,537
Leasing	7,385	—	788	8,173
Cost of agricultural products	41,924	—	—	41,924
Freight and storage	—	2,418	—	2,418
Allowance for doubtful accounts	—	(2,686)	—	(2,686)
Losses on receivables	—	3,000	—	3,000
Maintenance, travel expenses and other	3,312	—	5,300	8,612
At June 30, 2016	134,714	2,732	28,944	166,390